Consolidated Statements of Operations and Comprehensive Income - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of analysis of other comprehensive income by item [line items]
Net operating revenue	R$ 44,634	R$ 41,454	R$ 37,198
Cost of sales	(33,931)	(31,933)	(28,123)
Gross profit	10,703	9,521	9,075
Operating expenses, net
Selling expenses	(6,804)	(6,567)	(5,922)
General and administrative expenses	(972)	(884)	(766)
Depreciation and amortization	(779)	(707)	(650)
Other operating expenses, net	(579)	(567)	(206)
Total operating expenses	(9,134)	(8,725)	(7,544)
Profit from operations before net financial expenses and share of profit of associates	1,569	796	1,531
Financial expenses, net	(730)	(903)	(768)
Share of profit of associates	(60)	60	81
Income (loss) before income tax and social contribution	779	(47)	844
Income tax and social contribution	(297)	(24)	(229)
Net income (loss) for the year from continued operations	482	(71)	615
Net income (loss) for the year from discontinued operations after tax	383	(1,005)	(891)
Net income (loss) for the year	865	(1,076)	(276)
Items that may be reclassified subsequently to statement of operations:
Foreign currency translation	(17)	234	(219)
Hedging instruments designated on hedge of the net assets of foreign operations	0	0	(1)
Items that will not be reclassified subsequently to statement of operations:
Other comprehensive income	(1)	(3)	(2)
Other comprehensive income (loss) for the year, net of income tax	(18)	231	(222)
Total comprehensive income (loss) for the year	847	(845)	498
Net income (loss) for the year attributed to:
Controlling shareholders from continued operations	482	(71)	615
Controlling shareholders from discontinued operations	137	(411)	(350)
Total of controlling shareholders	619	(482)	265
Non-controlling shareholders from discontinued operations	246	(594)	(541)
Total of non-controlling shareholders	246	(594)	(541)
Total comprehensive income (loss) for the year attributed to:
Controlling shareholders	601	(395)	177
Noncontrolling shareholders	246	(450)	(675)
Total comprehensive income (loss) for the year	847	(845)	498
Common
Operating expenses, net
Net income (loss) for the year from continued operations	170	(27)	218
Net income (loss) for the year attributed to:
Controlling shareholders from continued operations	170	(27)	218
Controlling shareholders from discontinued operations	48	(154)	(124)
Total of controlling shareholders	R$ 218	R$ (181)	R$ 94
Earnings (loss) per share (R$/share) – controlling shareholders’
Basic: continued and discontinued operations	R$ 2.18810	R$ (1.81669)	R$ 0.93859
Basic: continued operations	1.70324	(0.26891)	2.17964
Diluted: continued and discontinued operations	2.18073	(1.81669)	0.93859
Diluted: continued operations	R$ 1.69955	R$ (0.26891)	R$ 2.17964
Preferred
Operating expenses, net
Net income (loss) for the year from continued operations	R$ 312	R$ (44)	R$ 397
Net income (loss) for the year attributed to:
Controlling shareholders from continued operations	312	(44)	397
Controlling shareholders from discontinued operations	89	(257)	(226)
Total of controlling shareholders	R$ 401	R$ (301)	R$ 171
Earnings (loss) per share (R$/share) – controlling shareholders’
Basic: continued and discontinued operations	R$ 2.40692	R$ (1.81669)	R$ 1.03245
Basic: continued operations	1.87356	(0.26891)	2.39760
Diluted: continued and discontinued operations	2.39074	(1.81669)	1.03014
Diluted: continued operations	R$ 1.86188	R$ (0.26891)	R$ 2.39222